Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets	$ 1,084,007	$ 68,699	$ 92,494
Less: allowance for expected credit loss	(888)	(877)	(745)
Total prepayments and other current assets, net	1,083,119	67,822
Less: Prepayments for the acquisition of office premises – non-current	(1,014,208)
Current portion	$ 68,911	$ 67,822	$ 91,749